S000011985 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg U.S. Treasury 7-10 Year Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(0.70%)	(1.37%)	0.74%
Bloomberg U.S. Bellwether 10 Year Swap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.54%)	(1.88%)	0.61%
Series P Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		14.27%	6.32%	2.52%
Series P Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.24%	5.29%	1.90%
Series P Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.46%	4.48%	1.68%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.